Main items related to operating activities - Inventories, Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Crude oil and natural gas	$ 3,107	$ 3,182	$ 4,711
Refined products	4,666	5,194	6,224
Chemicals products	1,450	1,571	1,542
Trading inventories	7,280	6,158	6,672
Other inventories	2,365	3,212	3,787
Total	18,868	19,317	22,936
Gross value/Cost
Inventories
Crude oil and natural gas	3,111	3,334	4,758
Refined products	4,714	5,335	6,386
Chemicals products	1,558	1,668	1,635
Trading inventories	7,280	6,158	6,672
Other inventories	3,400	4,248	4,797
Total	20,063	20,743	24,248
Valuation allowance/Cumulative impairments
Inventories
Crude oil and natural gas	(4)	(152)	(47)
Refined products	(48)	(141)	(162)
Chemicals products	(108)	(97)	(93)
Other inventories	(1,035)	(1,036)	(1,010)
Total	$ (1,195)	$ (1,426)	$ (1,312)	$ (1,238)
Refining & Chemicals
Main items related to operating activities
Turnover period for petroleum product inventories	2 months